CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Continuing operations
Total net revenues	$ 50,609	¥ 330,228	¥ 644,773	¥ 651,013
Cost of revenues	(13,609)	(88,801)	(186,541)	(183,369)
Gross profit	37,000	241,427	458,232	467,644
Operating expenses:
Selling and marketing expenses	(42,861)	(279,665)	(572,040)	(432,059)
General and administrative expenses	(15,145)	(98,820)	(103,890)	(84,360)
Research and development expenses	(5,252)	(34,267)	(43,339)	(19,262)
Total operating expenses	(63,258)	(412,752)	(719,269)	(535,681)
Loss from continuing operations	(26,258)	(171,325)	(261,037)	(68,037)
Other income/(expenses):
Interest (expenses)/income, net	369	2,409	7,020	(3,146)
Exchange gain/(loss),net	(4)	(25)	(661)	1,063
Investment (loss)/gain	143	933	(917)	(660)
Change in fair value of warrant	0	0	0	(3,843)
Impairment of investment	0	0	(1,000)	0
Others, net	536	3,498	5,296	(465)
Loss from continuing operations before income taxes	(25,214)	(164,510)	(251,299)	(75,088)
Income tax expense	158	1,032	0	0
Net loss from continuing operations	(25,056)	(163,478)	(251,299)	(75,088)
Discontinued operations
Gain from disposal of discontinued operations before income taxes	0	0	0	771
Loss from discontinued operations before income taxes	0	0	0	(4,383)
Net loss from discontinued operations	0	0	0	(3,612)
Net loss	(25,056)	(163,478)	(251,299)	(78,700)
Accretions to pre-IPO preferred shares redemption value	0	0	0	(35,066)
Net loss attributable to the TuanChe Limited's shareholders	(24,988)	(163,034)	(250,640)	(113,766)
Net loss attributable to the non-controlling interests	(68)	(444)	(659)	0
Net loss	(25,056)	(163,478)	(251,299)	(78,700)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(1,050)	(6,853)	8,416	3,401
Total other comprehensive income/(loss)	(1,050)	(6,853)	8,416	3,401
Total comprehensive loss	(26,106)	(170,331)	(242,883)	(75,299)
Accretions to pre-IPO preferred shares redemption value	0	0	0	(35,066)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	(26,038)	(169,887)	(242,224)	(110,365)
Non-controlling interests	$ (68)	¥ (444)	¥ (659)	¥ 0
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from continuing operations
Basic (in dollars per share) | (per share)	$ (0.08)	¥ (0.54)	¥ (0.85)	¥ (0.90)
Diluted (in dollars per share) | (per share)	(0.08)	(0.54)	(0.85)	(0.90)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from discontinuing operations
Basic (in dollars per share) | (per share)	0	0	0.00	(0.03)
Diluted (in dollars per share) | (per share)	$ 0	¥ 0	¥ 0.00	¥ (0.03)
Weighted average number of ordinary shares
Basic (in shares)	304,439,440	304,439,440	294,922,074	121,938,427
Diluted (in shares)	304,439,440	304,439,440	294,922,074	121,938,427
Share-based compensation expenses included in:
Share based compensation	$ 2,674	¥ 17,448	¥ 110,401	¥ 78,133
Auto shows
Continuing operations
Total net revenues	38,388	250,481	603,407	644,252
Special promotion events
Continuing operations
Total net revenues	743	4,851	19,772	0
Virtual dealership, online marketing services and others
Continuing operations
Total net revenues	11,478	74,896	21,594	6,761
Cost of revenues
Share-based compensation expenses included in:
Share based compensation	0	0	0	10
Selling and marketing expenses
Share-based compensation expenses included in:
Share based compensation	(146)	(952)	77,646	41,363
General and administrative expenses
Share-based compensation expenses included in:
Share based compensation	2,194	14,316	28,514	35,440
Research and development expenses
Share-based compensation expenses included in:
Share based compensation	$ 626	¥ 4,084	¥ 4,241	¥ 1,320